Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Net operating loss carryforwards	$ 40,422	$ 33,537
Depreciation and amortization	62,702	54,815
Accrued payroll expenses	7,662	9,086
Deferred revenue	8,851	19,107
Other	2,025	1,187
Deferred tax assets	121,662	117,732
Less: valuation allowance	(94,422)	(78,328)
Total deferred tax assets	27,240	39,404
Deferred tax liabilities:
Depreciation and amortization	(3,642)	0
Deferred expenses	(12,483)	(21,937)
Other	(1,817)	(1,220)
Total deferred tax liabilities	(17,942)	(23,157)
Net deferred tax assets	$ 9,298	$ 16,247